CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Current Assets
Cash and cash equivalents	$ 6,891	$ 6,517
Investments	1,371	162
Trade receivables	17,415	2,588
Other receivables	5,073	1,223
Inventories	2,737	136
Total current assets	33,487	10,626
Non-Current Assets
Trade receivables	61
Other receivables	1,722	353
Deferred income tax assets	78	66
Investments	5,595	735
Goodwill	120,449	31,954
Property, plant and equipment	150,476	45,701
Intangible assets	59,870	4,635
Total non-current assets	338,251	83,444
TOTAL ASSETS	371,738	94,070
Current Liabilities
Trade payables	22,854	5,737
Financial debt	20,044	1,383
Salaries and social security payables	5,947	2,585
Taxes payables	2,319	2,743
Dividends payables		6,021
Other liabilities	1,537	152
Provisions	744
Total current liabilities	53,445	18,621
Non-Current Liabilities
Trade payables	570
Financial debt	59,268	14,626
Salaries and social security payables	347
Deferred income tax liabilities	24,542	3,982
Taxes payables	26	4
Other liabilities	1,159	198
Provisions	3,468	1,611
Total non-current liabilities	89,380	20,421
TOTAL LIABILITIES	142,825	39,042
EQUITY
Equity attributable to Controlling Company	225,686	54,182
Equity attributable to non-controlling interest	3,227	846
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	228,913	55,028
TOTAL LIABILITIES AND EQUITY	$ 371,738	$ 94,070